Net income per ordinary share - Additional Information (Details) - shares	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the calculation of diluted net income per ordinary share	400,000	16,637